Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2021-2024) (Detail) - Plan 2021-2024 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	478,097	818,823	1,252,400
Granted		50,037
Settled	(394,359)	(367,371)	(418,598)
Expired	(83,738)	(23,392)	(14,979)
Amount at the end of the fiscal year	0	478,097	818,823
Expense recognized during the fiscal year | $	$ 5	$ 17	$ 6
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 27.7	$ 20.42	$ 17.69